Ropes & Gray LLP

Prudential Tower

800 Boylston St.

Boston, MA 02199-3600

www.ropesgray.com

October 7, 2011

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Western Asset Funds, Inc.

File Nos. 033- 34929 and 811-06110

Ladies and Gentlemen:

On behalf of Western Asset Funds, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement filed with the Securities and Exchange Commission on September 21, 2011 under Rule 497(e) (Accession No. 0001193125-11-252901) to the Prospectuses of each of Western Asset Total Return Unconstrained Portfolio (formerly, Western Asset Absolute Return Portfolio) and Western Asset Inflation Indexed Plus Bond Portfolio, each dated May 1, 2011.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (617) 951-7114.

Sincerely,

/s/ Adam M. Schlichtmann
Adam M. Schlichtmann

Enclosures